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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2005



Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one):     [  ]   is a restatement.
                                        [  ]   adds new holding entries.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



Name:       Attractor Investment Management Inc.
Address:    1440 Chapin Avenue, Suite 201
            Burlingame, CA 94010



Form 13F File Number:    28-05503



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:       Harvey Allison
Title:      President
Phone:      (650) 685-8541



Signature, Place, and Date of Signing:



/s/ Harvey Allison            Burlingame, California      February 14, 2006





Report Type (Check only one):



[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).



[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).



[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



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                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:                              0



Form 13F Information Table Entry Total:                        13



Form 13F Information Table Value Total:                   $155567
                                                      (thousands)





List of Other Included Managers:                          None



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                           FORM 13F INFORMATION TABLE





COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8



                                                                                                                   VOTING AUTHORITY

                               TITLE OF                VALUE    SHRS OR     SH/    PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS        CUSIP    x($1000)  PRN AMT     PRN    CALL  DISCRETION   MANAGERS   SOLE   SHARED  NONE


Apple Computer, Inc.             COM       037833100    4270      59400     SH              SOLE        N/A      59400



Arbinet-thexchange, Inc.         COM       03875P100    2234     318700     SH              SOLE        N/A     318700



Cisco Systems, Inc.              COM       17275R102    3911     228500     SH              SOLE        N/A     228500



Comcast Corporation              COM       20030N101    2255      87000     SH              SOLE        N/A      87000



eBay, Inc.                       COM       278642103    2468      57110     SH              SOLE        N/A      57110



Google Inc.                      COM       38259P508   15433      37200     SH              SOLE        N/A      37200



Net 1 UEPS Technologies, Inc.    COM       64107N206    5282     183094     SH              SOLE        N/A     183094



Salesforce.com, Inc.             COM       79466L302   86841    2709536     SH              SOLE        N/A    2709536



Stamps.com Inc.                  COM       852857200    3210     139800     SH              SOLE        N/A     139800



Symantec Corporation             COM       871503108    2420     138300     SH              SOLE        N/A     138300



Verisign, Inc.                   COM       92343E102   14477     661060     SH              SOLE        N/A     661060



WorldSpace, Inc.                 COM       981579105     479      33000     SH              SOLE        N/A      33000



Yahoo, Inc.                      COM       984332106   12287     313600     SH              SOLE        N/A     313600




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